Investments Gross Unrealized losses by Major Security (Detail) $ in Millions	Dec. 31, 2023 USD ($) security	Dec. 31, 2022 USD ($) security
Number of Securities
Total | security	1,223	1,468
Less than 12 Months | security	126	873
12 Months or Greater | security	1,097	595
Fair Value
Total	$ 44,062.1	$ 44,315.9
Less than 12 Months	13,347.6	28,119.4
12 Month or Greater	30,714.5	16,196.5
Gross Unrealized Losses
Total	2,346.8	3,551.5
Less than 12 Months	119.3	1,505.0
12 Months or Greater	$ 2,227.5	$ 2,046.5
U.S. government obligations
Number of Securities
Total | security	147	160
Less than 12 Months | security	25	90
12 Months or Greater | security	122	70
Fair Value
Total	$ 28,225.0	$ 24,802.5
Less than 12 Months	11,890.0	17,327.2
12 Month or Greater	16,335.0	7,475.3
Gross Unrealized Losses
Total	1,157.9	1,604.7
Less than 12 Months	100.0	699.2
12 Months or Greater	$ 1,057.9	$ 905.5
State and local government obligations
Number of Securities
Total | security	324	348
Less than 12 Months | security	31	239
12 Months or Greater | security	293	109
Fair Value
Total	$ 1,846.2	$ 1,948.8
Less than 12 Months	169.9	1,124.2
12 Month or Greater	1,676.3	824.6
Gross Unrealized Losses
Total	138.4	202.9
Less than 12 Months	0.9	76.8
12 Months or Greater	$ 137.5	$ 126.1
Foreign government obligations
Number of Securities
Total | security	1	1
Less than 12 Months | security	0	0
12 Months or Greater | security	1	1
Fair Value
Total	$ 16.3	$ 15.5
Less than 12 Months	0.0	0.0
12 Month or Greater	16.3	15.5
Gross Unrealized Losses
Total	1.0	1.3
Less than 12 Months	0.0	0.0
12 Months or Greater	$ 1.0	$ 1.3
Corporate debt securities
Number of Securities
Total | security	313	422
Less than 12 Months | security	26	285
12 Months or Greater | security	287	137
Fair Value
Total	$ 6,642.4	$ 8,449.6
Less than 12 Months	617.2	5,717.6
12 Month or Greater	6,025.2	2,732.0
Gross Unrealized Losses
Total	332.3	676.1
Less than 12 Months	14.7	426.1
12 Months or Greater	$ 317.6	$ 250.0
Residential mortgage-backed securities
Number of Securities
Total | security	39	45
Less than 12 Months | security	2	27
12 Months or Greater | security	37	18
Fair Value
Total	$ 88.4	$ 151.0
Less than 12 Months	0.4	65.1
12 Month or Greater	88.0	85.9
Gross Unrealized Losses
Total	10.0	17.5
Less than 12 Months	0.0	6.8
12 Months or Greater	$ 10.0	$ 10.7
Commercial mortgage-backed securities
Number of Securities
Total | security	189	226
Less than 12 Months | security	1	99
12 Months or Greater | security	188	127
Fair Value
Total	$ 3,912.2	$ 4,651.1
Less than 12 Months	30.7	1,702.0
12 Month or Greater	3,881.5	2,949.1
Gross Unrealized Losses
Total	597.7	784.0
Less than 12 Months	2.5	192.1
12 Months or Greater	$ 595.2	$ 591.9
Other asset-backed securities
Number of Securities
Total | security	207	262
Less than 12 Months | security	41	130
12 Months or Greater | security	166	132
Fair Value
Total	$ 3,299.1	$ 4,247.8
Less than 12 Months	639.4	2,144.8
12 Month or Greater	2,659.7	2,103.0
Gross Unrealized Losses
Total	107.1	260.5
Less than 12 Months	1.2	100.9
12 Months or Greater	$ 105.9	$ 159.6
Redeemable preferred stocks
Number of Securities
Total | security	3	4
Less than 12 Months | security	0	3
12 Months or Greater | security	3	1
Fair Value
Total	$ 32.5	$ 49.6
Less than 12 Months	0.0	38.5
12 Month or Greater	32.5	11.1
Gross Unrealized Losses
Total	2.4	4.5
Less than 12 Months	0.0	3.1
12 Months or Greater	$ 2.4	$ 1.4